The Company You Keep®

New York Life Insurance Company

51 Madison Avenue

New York, NY 10010

Bus: (212) 576 -8990

Work at Home: (718) 564-9270

E-Mail: Jennifer_Covell@newyorklife.com

www.newyorklife.com

Jennifer A. Covell

Assistant General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Corporate Sponsored Variable Universal Life
Separate Account – I
File No. 333-232790

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 1 on Form N-6 that was filed by the Registrant on April 13, 2020 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 13, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (718) 564-9270.

Very truly yours,

/s/ Jennifer A. Covell Jennifer A. Covell Assistant General Counsel